General information and significant accounting policies (Details)	6 Months Ended
	Jun. 30, 2021 item subsidiary segment	Sep. 30, 2020 item
Overview
Number of operating segments | segment	1
Number Of Vessels In Operation	25	1
Average Age Of Vessels	7 years 9 months 18 days
Number of wholly owned subsidiaries | subsidiary	76
Number of joint ventures	1
Corporate Joint Venture [Member]
Overview
Equity Method Investment, Ownership Percentage	50.00%
Marine LLC
Overview
Number of joint ventures	1
Equity Method Investment, Ownership Percentage	33.33%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Overview
Equity Method Investment, Ownership Percentage	10.00%
Ardmore Shipping Corporation [Member]
Overview
Equity Method Investment, Ownership Percentage	100.00%